Fair value of financial assets and liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains/ losses (Realized-Not Realized)
Financial assets and liabilities classified as Level 3 in the fair value
Financial Assets Measured At Fair Value Through Profit Or Loss	R$ 60,887
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	(181,355)
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	(7,280)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	47,773
Financial Liabilities Measured At Fair Value Through Profit Or Loss	115,212
Financial assets held for trading		R$ 0	R$ 0
Financial assets designated at fair value through profit or loss		(2,555)	2,806
Financial assets - available-for-sale		18,474	(60,934)
Transfers in and/ or out of Level 3
Financial assets and liabilities classified as Level 3 in the fair value
Financial Assets Measured At Fair Value Through Profit Or Loss	0
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	1,264,576
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	0
Financial Assets Measured At Fair Value Through Other Comprehensive Income	645,708
Financial Liabilities Measured At Fair Value Through Profit Or Loss	710,219
Financial assets held for trading		0	0
Financial assets designated at fair value through profit or loss		0	(14,345)
Financial assets - available-for-sale		0	(3,085)
Additions / Settled
Financial assets and liabilities classified as Level 3 in the fair value
Financial Assets Measured At Fair Value Through Profit Or Loss	445,991
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	246,051
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	0
Financial Assets Measured At Fair Value Through Other Comprehensive Income	0
Financial Liabilities Measured At Fair Value Through Profit Or Loss	(183,973)
Impact of IFRS 9
Financial assets and liabilities classified as Level 3 in the fair value
Financial Assets Measured At Fair Value Through Profit Or Loss	(29,359)
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	40,998
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	162,227
Financial Assets Measured At Fair Value Through Other Comprehensive Income	(123,668)
Financial Liabilities Measured At Fair Value Through Profit Or Loss	0
Fair value
Financial assets and liabilities classified as Level 3 in the fair value
Financial Assets Measured At Fair Value Through Profit Or Loss	510,887
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	1,370,270
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	154,947
Financial Assets Measured At Fair Value Through Other Comprehensive Income	709,956
Financial Liabilities Measured At Fair Value Through Profit Or Loss	R$ 641,458
Financial assets held for trading		0	0	R$ 0
Financial assets designated at fair value through profit or loss		31,782	37,509	573,664
Financial assets - available-for-sale		(689,800)	951,612	R$ 857,817
Additions
Financial assets and liabilities classified as Level 3 in the fair value
Financial assets held for trading		0	0
Financial assets designated at fair value through profit or loss		(1,586)	111
Financial assets - available-for-sale		(829,943)	461,185
Settled
Financial assets and liabilities classified as Level 3 in the fair value
Financial assets held for trading		0	0
Financial assets designated at fair value through profit or loss		(1,586)	(524,727)
Financial assets - available-for-sale		R$ (829,943)	R$ (303,371)